Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Trade and Other Receivables [Table Text Block]
Other receivables, which reflect amounts from non-trade activity and other noncurrent assets, consist of the following at:

	December 31, 2015	December 31, 2014
Other receivables	-	119,230
Other receivables - current	$-	$119,230

Deposits	$5,248	$136,693
Other noncurrent assets	$5,248	$136,693

Schedule of Inventory, Current [Table Text Block]

Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

	March 31, 2016	December 31, 2015
Work-in-progress	$91,144	$98,437
Finished goods	11,675	12,650
Total inventory	$102,819	$111,087

Inventory consists of the following at:
	December 31, 2015	December 31, 2014
Finished goods	$12,650	$18,739
Work in progress	98,437	142,562
Total Inventory	$111,087	$161,301

Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 –10 years
Vehicle	5 years
Leasehold improvements	Life of lease
Software	3 years

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Laboratory equipment	5 - 10 years
Computers	5 years
Leasehold improvements	Life of lease
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following:

	March 31, 2016	December 31, 2015
Lab equipment	$6,571,438	$6,617,038
Computer equipment	557,010	540,212
Office equipment	191,248	191,248
Leasehold improvements	212,730	212,730
Accumulated depreciation	(5,082,754)	(4,934,321)
Property and equipment, net	$2,449,672	$2,626,907

Property and equipment consists of the following at:

	December 31, 2015	December 31, 2014
Lab equipment	$6,617,038	$7,313,979
Computer equipment	540,212	540,814
Office equipment	191,248	229,785
Leasehold improvements	212,730	434,304
	7,561,228	8,518,882
Accumulated depreciation	(4,934,321)	(5,558,792)
Property and equipment, net	$2,626,907	$2,960,090

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Revenue by component was as follows:

	Year Ended
	December 31, 2015	December 31, 2014
Molecular information services	$929,076	$504,750
LAESI instrument platform	640,060	743,250
Research products	292,666	400,141
Grants and other collaborations	141,484	120,171
Gross revenue	$2,003,286	$1,768,312

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	March 31, 2016	December 31, 2015
Accrued expenses	$87,376	$28,728
Accrued interest	126,953	108,731
Accrued warranty expense	65,000	50,000
Accrued payroll and benefits	155,304	124,183
Unearned revenue	100,483	79,666
Other payables and accrued expenses	$535,116	$391,308

Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2015	December 31, 2014
Accrued expenses	$28,112	$31,104
Accrued interest	108,731	201,844
Accrued warranties	50,000	50,000
Accrued payroll and benefits	124,183	219,973
Accrued sales tax	616	-
Unearned revenue	79,666	15,900
Other payables and accrued expenses	$391,308	$518,821

Fair Value Inputs, Instruments Classified in Shareholders Equity, Quantitative Information [Table Text Block]
As of March 31, 2016, a range of key quantitative assumptions related to the common stock and warrants that include “Down Round Protection” are as follows:

	Expected life (years)	Risk-free rate	Volatility	Probability of a capital raise
Derivative liabilities	1.62 – 3.08	0.21% and 0.73%	77.07%	100%

A range of key quantitative assumptions related to the common stock and warrants issued during 2015 and 2014 are as follows:

	December 31, 2015
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	2-3.33	0.16% and 1.31%	75.54%	100%

	December 31, 2014
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	1-5	1.38%	77.86%	100%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurements as of March 31, 2016
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$792,135	$–	$–	$792,135
Derivative liabilities – warrants	177,734	–	–	177,734
Total	$969,869	$–	$–	$969,869

	Fair value measurements as of December 31, 2015
	Carrying value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$777,002	$–	$–	$777,002
Derivative liabilities – warrants	185,399	–	–	185,399
Total	$962,401	$–	$–	$962,401

The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2015
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities - Common Stock	$777,002	-	-	$777,002

Derivative liabilities - warrants	185,399	-	-	185,399
Total	$962,401	$-	$-	$962,401

	Fair Value Measurements at December 31, 2014
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabitlities – Common Stock	$88,871	-	-	$88,871
Derivative liabilities – warrants	65,187	-	-	65,187
Total	$154,058	-	-	$154,058

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Three Months Ended March 31, 2016
			Total fair value
	Derivative	Derivative	measurements
	liabilities –	liabilities –	using Level 3
	common stock	warrants	inputs
Balance as of January 1, 2016	$777,002	$185,399	$962,401
Warrant committed to placement agent (a)	–	2,456	2,456
Anti-dilution shares issued	–	–	–
Unrealized loss (income) on derivative liabilities	15,133	(10,121)	5,012
Recognition of derivative liabilities	–	–	–
Balance as of March 31, 2016	$792,135	$177,734	$969,869

(a) See Note 14 Debt for additional information regarding this warrant

The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Year Ended December 31, 2015
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$88,871	$65,187	$154,058
Issuance of warrants	-	5,948	5,948
Anti-dilution shares issued	(945,451)	-	(945,451)
Unrealized (gain) loss on derivative liabilities	1,551,703	79,883	1,631,586
Recognition of derivative liabilities	81,879	34,381	116,260
Ending balance	$777,002	$185,399	$962,401

	Year Ended December 31, 2014
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$558,799	$64,788	$623,587
Issuance of warrants	-	2,550	2,550
Anti-dilution shares to be issued	(1,771,362)	-	(1,771,362)
Unrealized (gain) loss on derivative liabilities	1,301,434	(11,449)	1,289,985
Recognition of derivative liabilities	-	9,298	9,298
Ending balance	$88,871	$65,187	$154,058